Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Other Payables [Abstract]
Schedule of Other Payables
	June 30, 2025	December 31, 2024
	USD in thousands
Government institutions	172	188
Employees and related benefits	101	145
Operating lease liabilities	1,962	89
Deferred Payment (see Note 3)	513	-
Revenue Sharing Payment payable	161	171
Accrued expenses and other payables	952	649
	3,861	1,242